PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2012
PREPAID LAND USE RIGHTS
PREPAID LAND USE RIGHTS

6.                   PREPAID LAND USE RIGHTS

Prepaid land use rights represent fees paid to obtain the land use rights for the Company’s business operations. Amounts of amortization recognized in profit and loss related to the prepaid land use rights were $632,698, $783,214 and $886,808 for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2011 and 2012, land use rights of $17,185,095 and $16,620,946, respectively, were pledged as collateral to secure bank borrowings (see Note 10).